UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48492-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
April 30, 2011 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (96.1%)

            CONSUMER DISCRETIONARY (14.1%)
            ------------------------------
            ADVERTISING (0.7%)
   194,470  Omnicom Group, Inc.                                      $     9,566
                                                                     -----------
            APPAREL RETAIL (1.0%)
    52,210  Buckle, Inc.                                                   2,375
    86,640  Ross Stores, Inc.                                              6,384
   113,400  TJX Companies, Inc.                                            6,081
                                                                     -----------
                                                                          14,840
                                                                     -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   102,472  Coach, Inc.                                                    6,129
     5,879  Fossil, Inc.*                                                    563
    36,498  lululemon athletica, inc.*                                     3,651
    28,959  Polo Ralph Lauren Corp.                                        3,787
                                                                     -----------
                                                                          14,130
                                                                     -----------
            AUTO PARTS & EQUIPMENT (0.6%)
   103,500  BorgWarner, Inc.*                                              7,994
                                                                     -----------
            AUTOMOBILE MANUFACTURERS (0.9%)
   866,020  Ford Motor Co.*                                               13,397
                                                                     -----------
            AUTOMOTIVE RETAIL (0.9%)
    62,549  Advance Auto Parts, Inc.                                       4,095
   135,000  O'Reilly Automotive, Inc.*                                     7,973
                                                                     -----------
                                                                          12,068
                                                                     -----------
            CABLE & SATELLITE (0.8%)
    84,616  DIRECTV "A"*                                                   4,111
   139,200  Scripps Networks Interactive "A"                               7,158
                                                                     -----------
                                                                          11,269
                                                                     -----------
            CASINOS & GAMING (0.9%)
   275,877  Las Vegas Sands Corp.*                                        12,969
                                                                     -----------
            EDUCATION SERVICES (0.7%)
    85,231  Apollo Group, Inc. "A"*                                        3,412
    89,312  ITT Educational Services, Inc.*(a)                             6,406
                                                                     -----------
                                                                           9,818
                                                                     -----------
            FOOTWEAR (0.1%)
    11,006  Deckers Outdoor Corp.*                                           934
                                                                     -----------
            GENERAL MERCHANDISE STORES (0.5%)
   204,000  Dollar General Corp.*                                          6,648
                                                                     -----------
            HOME IMPROVEMENT RETAIL (0.5%)
   183,039  Home Depot, Inc.                                               6,798
                                                                     -----------
            HOTELS, RESORTS, & CRUISE LINES (0.6%)
   177,502  Ctrip.com International Ltd. ADR*                              8,648
                                                                     -----------

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1  | USAA Aggressive Growth Fund

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INTERNET RETAIL (2.9%)
   105,457  Amazon.com, Inc.*                                        $    20,722
    37,585  Priceline.com, Inc.*                                          20,560
                                                                     -----------
                                                                          41,282
                                                                     -----------
            MOVIES & ENTERTAINMENT (1.1%)
   302,262  News Corp. "A"                                                 5,386
   245,800  Walt Disney Co.                                               10,594
                                                                     -----------
                                                                          15,980
                                                                     -----------
            RESTAURANTS (0.9%)
   139,029  Starbucks Corp.                                                5,032
   142,100  Yum! Brands, Inc.                                              7,622
                                                                     -----------
                                                                          12,654
                                                                     -----------
            Total Consumer Discretionary                                 198,995
                                                                     -----------
            CONSUMER STAPLES (1.7%)
            -----------------------
            BREWERS (0.1%)
    21,005  Anheuser-Busch InBev N.V. ADR(a)                               1,344
                                                                     -----------
            HYPERMARKETS & SUPER CENTERS (0.5%)
    91,600  Costco Wholesale Corp.                                         7,412
                                                                     -----------
            PACKAGED FOODS & MEAT (0.5%)
   105,100  Green Mountain Coffee Roasters, Inc.*                          7,038
                                                                     -----------
            PERSONAL PRODUCTS (0.6%)
    90,200  Estee Lauder Companies, Inc. "A"                               8,749
                                                                     -----------
            Total Consumer Staples                                        24,543
                                                                     -----------
            ENERGY (9.8%)
            -------------
            INTEGRATED OIL & GAS (3.0%)
    98,551  BP plc ADR                                                     4,547
   150,320  Exxon Mobil Corp.                                             13,229
   217,544  Occidental Petroleum Corp.                                    24,863
                                                                     -----------
                                                                          42,639
                                                                     -----------
            OIL & GAS DRILLING (0.5%)
    88,880  Diamond Offshore Drilling, Inc.(a)                             6,743
                                                                     -----------
            OIL & GAS EQUIPMENT & SERVICES (3.9%)
    76,730  Baker Hughes, Inc.                                             5,940
   119,503  Cameron International Corp.*                                   6,300
   305,300  FMC Technologies, Inc.*                                       14,190
   145,900  Halliburton Co.                                                7,365
    44,636  Oceaneering International, Inc.*                               3,902
   200,200  Schlumberger Ltd.                                             17,968
                                                                     -----------
                                                                          55,665
                                                                     -----------
            OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   106,533  Anadarko Petroleum Corp.                                       8,410
   150,420  Canadian Natural Resources                                     7,064
    67,900  Concho Resources, Inc.*                                        7,255
    81,581  Petrohawk Energy Corp.*                                        2,203
                                                                     -----------
                                                                          24,932
                                                                     -----------
            OIL & GAS REFINING & MARKETING (0.6%)
   330,211  Valero Energy Corp.                                            9,345
                                                                     -----------
            Total Energy                                                 139,324
                                                                     -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            FINANCIALS (4.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    80,200  Franklin Resources, Inc.                                 $    10,355
                                                                     -----------
            CONSUMER FINANCE (0.4%)
   103,439  American Express Co.                                           5,077
                                                                     -----------
            INVESTMENT BANKING & BROKERAGE (1.7%)
   379,500  Charles Schwab Corp.                                           6,949
    70,900  Goldman Sachs Group, Inc.                                     10,706
   315,400  TD Ameritrade Holding Corp.                                    6,794
                                                                     -----------
                                                                          24,449
                                                                     -----------
            LIFE & HEALTH INSURANCE (0.4%)
   154,395  Lincoln National Corp.                                         4,822
                                                                     -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   243,600  JPMorgan Chase & Co.                                          11,116
                                                                     -----------
            SPECIALIZED FINANCE (0.9%)
    22,600  CME Group, Inc.                                                6,684
    54,000  IntercontinentalExchange, Inc.*                                6,499
                                                                     -----------
                                                                          13,183
                                                                     -----------
            Total Financials                                              69,002
                                                                     -----------
            HEALTH CARE (9.6%)
            ------------------
            BIOTECHNOLOGY (0.5%)
   129,256  Amgen, Inc.*                                                   7,348
                                                                     -----------
            HEALTH CARE DISTRIBUTORS (0.8%)
   124,846  AmerisourceBergen Corp.                                        5,074
   157,191  Cardinal Health, Inc.                                          6,867
                                                                     -----------
                                                                          11,941
                                                                     -----------
            HEALTH CARE EQUIPMENT (2.0%)
    43,800  Edwards Lifesciences Corp.*                                    3,782
   232,023  Hologic, Inc.*                                                 5,109
    27,224  Intuitive Surgical, Inc.*                                      9,520
    61,452  Stryker Corp.                                                  3,626
    96,800  Varian Medical Systems, Inc.*                                  6,795
                                                                     -----------
                                                                          28,832
                                                                     -----------
            HEALTH CARE SERVICES (2.1%)
   435,299  Express Scripts, Inc.*                                        24,699
    56,360  Laboratory Corp. of America Holdings*                          5,437
                                                                     -----------
                                                                          30,136
                                                                     -----------
            HEALTH CARE TECHNOLOGY (0.6%)
    64,600  Cerner Corp.*                                                  7,764
                                                                     -----------
            LIFE SCIENCES TOOLS & SERVICES (0.9%)
   115,581  Bruker Corp.*                                                  2,281
   109,540  Waters Corp.*                                                 10,735
                                                                     -----------
                                                                          13,016
                                                                     -----------
            MANAGED HEALTH CARE (1.3%)
   365,523  UnitedHealth Group, Inc.                                      17,995
                                                                     -----------
            PHARMACEUTICALS (1.4%)
   282,800  Mylan, Inc.*                                                   7,047
    24,100  Perrigo Co.                                                    2,178
   111,400  Shire plc ADR                                                 10,384
                                                                     -----------
                                                                          19,609
                                                                     -----------
            Total Health Care                                            136,641
                                                                     -----------

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3  | USAA Aggressive Growth Fund

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INDUSTRIALS (14.0%)
            -------------------
            AEROSPACE & DEFENSE (2.5%)
    68,041  Boeing Co.                                               $     5,428
    83,000  Goodrich Corp.                                                 7,335
   142,773  Honeywell International, Inc.                                  8,742
   155,800  United Technologies Corp.                                     13,957
                                                                     -----------
                                                                          35,462
                                                                     -----------
            AIR FREIGHT & LOGISTICS (0.8%)
   139,625  C.H. Robinson Worldwide, Inc.                                 11,195
                                                                     -----------
            CONSTRUCTION & ENGINEERING (0.8%)
   172,800  Fluor Corp.                                                   12,086
                                                                     -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.1%)
   169,241  Caterpillar, Inc.                                             19,532
    42,244  Cummins, Inc.                                                  5,077
   137,800  Deere & Co.                                                   13,436
    56,409  Joy Global, Inc.                                               5,694
                                                                     -----------
                                                                          43,739
                                                                     -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   110,717  Emerson Electric Co.                                          6,727
                                                                     -----------
            INDUSTRIAL CONGLOMERATES (0.9%)
   620,659  General Electric Co.                                          12,692
                                                                     -----------
            INDUSTRIAL MACHINERY (3.9%)
   354,100  Danaher Corp.                                                 19,560
    96,930  Dover Corp.                                                    6,595
   310,008  Illinois Tool Works, Inc.                                     18,108
   112,803  Parker-Hannifin Corp.                                         10,640
                                                                     -----------
                                                                          54,903
                                                                     -----------
            RAILROADS (1.5%)
   205,800  Union Pacific Corp.                                           21,294
                                                                     -----------
            Total Industrials                                            198,098
                                                                     -----------
            INFORMATION TECHNOLOGY (37.0%)
            -----------------------------
            APPLICATION SOFTWARE (4.1%)
   164,690  Adobe Systems, Inc.*                                           5,525
   373,175  Autodesk, Inc.*                                               16,786
   215,373  Citrix Systems, Inc.*                                         18,165
   141,700  Intuit, Inc.*                                                  7,873
    43,412  Longtop Financial Technologies Ltd. ADR*(a)                      979
    67,100  Salesforce.com, Inc.*                                          9,300
                                                                     -----------
                                                                          58,628
                                                                     -----------
            COMMUNICATIONS EQUIPMENT (4.4%)
   293,082  Alcatel-Lucent ADR*                                            1,917
 1,383,495  Cisco Systems, Inc.                                           24,294
   457,552  Emulex Corp.*                                                  4,433
   198,381  Juniper Networks, Inc.*                                        7,604
   389,000  QUALCOMM, Inc.                                                22,111
    47,868  Riverbed Technology, Inc.*                                     1,682
                                                                     -----------
                                                                          62,041
                                                                     -----------
            COMPUTER HARDWARE (4.8%)
   172,575  Apple, Inc.*                                                  60,096
   455,781  Dell, Inc.*                                                    7,069
                                                                     -----------
                                                                          67,165
                                                                     -----------
            COMPUTER STORAGE & PERIPHERALS (4.3%)
 1,509,306  EMC Corp.*                                                    42,774

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   277,743  NetApp, Inc.*                                            $    14,437
   238,078  QLogic Corp.*                                                  4,280
                                                                     -----------
                                                                          61,491
                                                                     -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
   141,200  Visa, Inc. "A"                                                11,031
                                                                     -----------
            INTERNET SOFTWARE & SERVICES (3.1%)
    77,200  Baidu, Inc. ADR*                                              11,466
    84,348  eBay, Inc.*                                                    2,902
    29,647  Google, Inc. "A"*                                             16,131
   169,262  IAC/InterActiveCorp.*                                          6,112
   190,700  VeriSign, Inc.                                                 7,048
                                                                     -----------
                                                                          43,659
                                                                     -----------
            IT CONSULTING & OTHER SERVICES (4.9%)
   414,418  Cognizant Technology Solutions Corp. "A"*                     34,355
   204,838  International Business Machines Corp.                         34,942
                                                                     -----------
                                                                          69,297
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT (0.2%)
   201,054  MEMC Electronic Materials, Inc.*                               2,378
                                                                     -----------
            SEMICONDUCTORS (4.5%)
   667,517  Altera Corp.                                                  32,508
   202,112  Analog Devices, Inc.                                           8,147
   531,065  Intersil Corp. "A"                                             7,844
   191,200  Texas Instruments, Inc.                                        6,793
   245,462  Xilinx, Inc.(a)                                                8,557
                                                                     -----------
                                                                          63,849
                                                                     -----------
            SYSTEMS SOFTWARE (5.9%)
   107,238  BMC Software, Inc.*                                            5,387
   108,540  Check Point Software Technologies Ltd.*                        5,962
   729,951  Microsoft Corp.                                               18,993
 1,312,865  Oracle Corp.                                                  47,329
    42,693  Red Hat, Inc.*                                                 2,027
    44,300  VMware, Inc. "A"*                                              4,227
                                                                     -----------
                                                                          83,925
                                                                     -----------
            Total Information Technology                                 523,464
                                                                     -----------
            MATERIALS (3.8%)
            ----------------
            DIVERSIFIED METALS & MINING (1.6%)
    74,402  Rio Tinto plc ADR                                              5,447
    99,404  Teck Cominco Ltd. "B"                                          5,392
    87,244  Walter Energy, Inc.                                           12,059
                                                                     -----------
                                                                          22,898
                                                                     -----------
            SPECIALTY CHEMICALS (0.8%)
   108,100  Ecolab, Inc.                                                   5,703
    60,038  Sherwin-Williams Co.                                           4,941
                                                                     -----------
                                                                          10,644
                                                                     -----------
            STEEL (1.4%)
   150,794  Cliffs Natural Resources, Inc.                                14,133
   129,586  Nucor Corp.                                                    6,085
                                                                     -----------
                                                                          20,218
                                                                     -----------
            Total Materials                                               53,760
                                                                     -----------
            TELECOMMUNICATION SERVICES (1.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   203,000  American Tower Corp. "A"*                                     10,619

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   202,434  Vodafone Group plc ADR                                   $     5,895
                                                                     -----------
                                                                          16,514
                                                                     -----------
            Total Telecommunication Services                              16,514
                                                                     -----------
            Total Common Stocks (cost: $1,040,878)                     1,360,341
                                                                     -----------
            MONEY MARKET INSTRUMENTS (4.1%)

            MONEY MARKET FUNDS (4.1%)
58,152,549  State Street Institutional Liquid Reserve Fund, 0.16%(b)
              (cost: $58,153)                                             58,153
                                                                     -----------
            Total Money Market Instrument (cost: $58,153)                 58,153
                                                                     -----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (0.8%)

            MONEY MARKET FUNDS (0.8%)
   282,845  Blackrock Liquidity Funds TempFund Portfolio, 0.10%(b)           283
11,075,577  Fidelity Institutional Money Market Portfolio, 0.19%(b)       11,075
                                                                     -----------
            Total Money Market Funds                                      11,358
                                                                     -----------

PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.0%)
$      322  Credit Suisse First Boston, LLC, 0.04%, acquired on
              4/29/2011 and due 5/02/2011 at $322 (collateralized
              by $330 of Federal Home Loan Bank(c), 0.45%, due
              5/04/2011; market value $331)                                  322
       300  Deutsche Bank Securities, Inc., 0.03%, acquired on
              4/29/2011 and due 5/02/2011 at $300 (collateralized
              by $303 of Freddie Mac(c), 1.63% - 5.87%, due
              3/21/2014 - 1/05/2027; market value $306)                      300
                                                                     -----------
            Total Repurchase Agreements                                      622
                                                                     -----------
            Total Short-term Investments Purchased With
              Cash Collateral From Securities Loaned
              (cost: $11,980)                                             11,980
                                                                     -----------

            TOTAL INVESTMENTS (COST: $1,111,011)                     $ 1,430,474
                                                                     ===========

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                                                   Portfolio of Investments |  6

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL      INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $   1,360,341    $        --      $         --     $  1,360,341
Money Market Instruments:
  Money Market Funds                            58,153             --                --           58,153
Short-Term Investments Purchased With
Cash Collateral From Securities Loaned:
  Money Market Funds                            11,358             --                --           11,358
  Repurchase Agreements                             --            622                --              622
--------------------------------------------------------------------------------------------------------
Total                                    $   1,429,852    $       622      $         --     $  1,430,474
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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7  | USAA Aggressive Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares and Aggressive Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================

8  | USAA Aggressive Growth Fund

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

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9  | USAA Aggressive Growth Fund

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indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of April 30, 2011, was approximately $11,784,000.

E. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $330,196,000 and $10,733,000, respectively, resulting in net unrealized appreciation of $319,463,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,416,004,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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                                         Notes to Portfolio of Investments |  10

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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

SPECIFIC NOTES

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of April 30, 2011.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*   Non-income-producing security.

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11  | USAA Aggressive Growth Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.